Consolidated Balance Sheets - Equity Component [Domain] - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 7,368,000	$ 14,732,107	$ 10,708,646
Accounts receivable	1,372,000	1,481,250	367,266
Inventories, net	834,000	812,778	292,650
Prepaid expenses and other current assets	533,000	379,543	350,540
Total current assets	10,107,000	17,405,678	11,719,102
Property and equipment, net	963,000	869,304	$ 269,618
Goodwill	990,000	990,000
Intangible assets, net	1,137,000	1,362,100
Other assets	80,000	79,898	$ 42,209
Total assets	13,277,000	20,706,980	12,030,929
Current liabilities:
Accounts payable	1,503,000	1,494,208	980,887
Accrued payroll and related costs	1,498,000	1,379,449	$ 289,053
Current portion of long-term debt	176,000	116,571
Other current liabilities	867,000	831,561	$ 1,143,335
Total current liabilities	4,044,000	3,821,789	2,413,275
Long-term debt, net of discount and current portion	2,468,000	2,235,671	1,683,942
Warrant derivative liabilities	86,000	126,168	$ 9,147,507
Other liabilities	361,000	443,482
Total liabilities	$ 6,959,000	$ 6,627,110	$ 13,244,724
Commitments and contingencies (Notes 7 and 17)
Stockholders’ equity (deficit):
Preferred Stock: $0.001 par value; 10,000,000 shares authorized; 0, 0 and 2,944.7080 shares of Series 1 Convertible Preferred Stock issued and outstanding at June 30, 2015, December 31, 2014 and 2013	$ 0	$ 0	$ 13,595,662
Common Stock: $0.001 par value; 300,000,000 shares authorized; 6,184,000, 5,884,768 and 911,256 shares issued and outstanding at June 30, 2015, December 31, 2014 and 2013	106,476,000	105,610,902	66,028,712
Accumulated deficit	(100,158,000)	(91,531,032)	(80,838,169)
Total stockholders’ equity (deficit)	6,318,000	14,079,870	(1,213,795)
Total liabilities and stockholders’ equity	$ 13,277,000	$ 20,706,980	$ 12,030,929